TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net loss carry-forward	$ 9,593	$ 10,004
Other additions for tax Purposes	290	183
Net deferred tax asset before valuation allowance	9,883	10,187
Valuation allowance	(9,883)	(10,187)
Net deferred tax asset